Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
LOANS

NOTE 3 – LOANS

Loans at year end were as follows:

	2012	2011

Commercial	$124,563	$126,559
Mortgage	36,996	45,576
Mortgage warehouse	137,467	103,864
Residential construction	1,475	3,047
Indirect auto	1,154	2,249
Home equity	12,267	12,966
Consumer and other	3,864	4,693

Subtotal	317,786	298,954
Less: Net deferred loan (fees) costs	214	177
Allowance for loan losses	(4,308)	(3,772)

Loans, net	$313,692	$295,359

As of December 31, 2012 and 2011, the Bank’s mortgage warehouse division had repurchase agreements with 11 and nine mortgage companies. For the year ended December 31, 2012, the mortgage companies originated $2,787,842 in mortgage loans and sold $2,755,204 in mortgage loans. The Bank recorded interest income of $5,205, mortgage warehouse loan fees of $835 and wire transfer fees of $295 for the year ended December 31, 2012. For the year ended December 31, 2011, the mortgage companies originated $1,988,579 in mortgage loans and sold $1,958,332 in mortgage loans. The Bank recorded interest income of $3,376, mortgage warehouse loan fees of $569 and wire transfer fees of $181 for the year ended December 31, 2011.

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2012 and 2011:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772
Charge-offs	(383)	(84)	—	—	(3)	(35)	(64)	—	(569)
Recoveries	46	2	—	—	4	1	15	—	68
Provision	694	109	208	(1)	(13)	45	(5)	—	1,037

Ending balance	$3,131	$401	$601	$2	$7	$130	$36	$—	$4,308

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$3,147	$389	$139	$17	$28	$142	$81	$—	$3,943
Charge-offs	(1,084)	(132)	—	—	(14)	(52)	(48)	—	(1,330)
Recoveries	—	—	—	—	4	2	16	—	22
Provision	711	117	254	(14)	1	27	41	—	1,137

Ending balance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,137	$132	$—	$—	$—	$22	$—	$—	$1,291
Collectively evaluated for impairment	1,994	269	601	2	7	108	36	—	3,017
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Total ending allowance	$3,131	$401	$601	$2	$7	$130	$36	$—	$4,308

Loans:
Loans individually evaluated for impairment	$6,337	$2,125	$—	$—	$—	$53	$—	$—	$8,515
Loans collectively evaluated for impairment	117,682	34,731	137,467	1,466	1,154	12,267	3,867	—	308,634
Loans acquired with deteriorated credit quality	712	139	—	—	—	—	—	—	851

Total ending loan balance	$124,731	$36,995	$137,467	$1,466	$1,154	$12,320	$3,867	$—	$318,000

The recorded investment in loans does not include accrued interest.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011:

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$112	$128	$—	$—	$—	$11	$—	$—	$251
Collectively evaluated for impairment	2,662	246	393	3	19	108	90	—	3,521
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Total ending allowance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772

Loans:
Loans individually evaluated for impairment	$4,630	$1,630	$—	$—	$—	$14	$—	$—	$6,274
Loans collectively evaluated for impairment	121,236	43,788	103,864	3,045	2,249	13,002	4,697	—	291,881
Loans acquired with deteriorated credit quality	824	152	—	—	—	—	—	—	976

Total ending loan balance	$126,690	$45,570	$103,864	$3,045	$2,249	$13,016	$4,697	$—	$299,131

The recorded investment in loans does not include accrued interest.

The following table presents information related to impaired loans by class of loans as of and for the year ended December 31, 2012:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Commercial:
Commercial and other	$—	$—	$—	$6	$—	$—
Real estate	2,150	2,152	—	1,348	10	—
Land	214	214	—	1,411	3	—
Mortgage	1,296	1,296	—	967	16	—
Home equity	31	31	—	21	—	—

Subtotal	3,691	3,693	—	3,753	29	—

With an allowance recorded:
Commercial:
Real estate	1,461	1,199	365	1,681	—	—
Land	2,772	2,772	772	1,640	—	—
Mortgage	829	829	132	826	—	—
Home equity	22	22	22	15	—	—

Subtotal	5,084	4,822	1,291	4,162	—	—

Total	$8,775	$8,515	$1,291	$7,915	$—	$—

The recorded investment in loans does not include accrued interest.

The following table presents information related to impaired loans by class of loans as of and for the year ended December 31, 2011:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Commercial:
Real estate	$1,299	$1,298	$—	$1,246	$4	$—
Land	2,248	2,248	—	2,248	12	—
Mortgage	945	945	—	762	26	—
Residential construction:
Land	—	—	—	43	—	—

Subtotal	4,492	4,491	—	4,299	42	—

With an allowance recorded:
Commercial:
Commercial and other	28	29	6	40	—	—
Real estate	502	503	29	1,061	6	—
Land	552	552	77	683	—	—
Mortgage	685	685	128	617	—	—
Home equity	14	14	11	209	—	—

Subtotal	1,781	1,783	251	2,610	6	—

Total	$6,273	$6,274	$251	$6,909	$48	$—

The recorded investment in loans does not include accrued interest.

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual loans and loans past due over 90 days still on accrual by class of loans as of December 31, 2012 and December 31, 2011:

	Nonaccrual		Loans Past Due Over 90 Days Still Accruing
	2012	2011	2012	2011

Commercial:
Commercial and other	$29	$62	$—	$—
Real estate	3,292	2,027	—	—
Land	2,985	2,800	—	—
Mortgage	1,958	1,454	—	—
Residential construction:
Land	—	—	—	—
Indirect auto	5	8	—
Home equity	53	14	—	—
Consumer and other	39	—	—	—

Total	$8,361	$6,365	$—	$—

The recorded investment in loans does not include accrued interest.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 and 2011 by class of loans:

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
December 31, 2012
Commercial:
Commercial and other	$67	$—	$—	$67	$20,208	$20,275
Real estate	1,019	24	2,644	3,687	76,193	79,880
Five or more family	—	—	—	—	14,286	14,286
Construction	—	—	—	—	1,795	1,795
Land	—	109	2,494	2,603	5,892	8,495
Mortgage	523	283	1,469	2,275	34,720	36,995
Mortgage warehouse	—	—	—	—	137,467	137,467
Residential construction:
Construction	—	—	—	—	1,099	1,099
Land	—	—	—	—	367	367
Indirect auto	10	—	5	15	1,139	1,154
Home equity	21	—	25	46	12,274	12,320
Consumer and other	3	—	—	3	3,864	3,867

Total	$1,643	$416	$6,637	$8,696	$309,304	$318,000

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
December 31, 2011
Commercial:
Commercial and other	$—	$—	$29	$29	$18,077	$18,106
Real estate	1,057	128	1,589	2,774	77,702	80,476
Five or more family	43	—	—	43	17,670	17,713
Construction	—	—	—	—	1,172	1,172
Land	216	—	2,248	2,464	6,759	9,223
Mortgage	1,293	55	1,115	2,463	43,107	45,570
Mortgage warehouse	—	—	—	—	103,864	103,864
Residential construction:
Construction	—	—	—	—	2,629	2,629
Land	—	—	—	—	416	416
Indirect auto	27	—	8	35	2,214	2,249
Home equity	—	—	14	14	13,002	13,016
Consumer and other	—	14	—	14	4,683	4,697

Total	$2,636	$197	$5,003	$7,836	$291,295	$299,131

The recorded investment in loans does not include accrued interest.

Troubled Debt Restructurings:

A loan modification is considered a troubled debt restructuring when a borrower is experiencing financial difficulty and the Company grants a concession it would not otherwise consider but for the borrower’s financial difficulties. At December 31, 2012 and 2011, the outstanding balance of loans that were modified as troubled debt restructurings totaled $842 and $254, respectively. All of these loans were considered nonperforming troubled debt restructurings. The Company has allocated $0 and $13 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2012 and 2011. The Company has not committed to lend additional amounts as of December 31, 2012 to customers with outstanding loans that are classified as troubled debt restructurings.

During the year ending December 31, 2012, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2012:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial:
Real estate	2	$726	$589
Consumer and other	1	130	—

Total	3	$856	$589

The recorded investment in loans does not include accrued interest.

The troubled debt restructurings described above increased the allowance for loan losses by $166 and resulted in charge offs of $166 during the year ending December 31, 2012.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial:
Commercial and other	1	$33	$33
Real estate	2	431	429
Mortgage	1	131	131

Total	4	$595	$593

The recorded investment in loans does not include accrued interest.

The troubled debt restructurings described above increased the allowance for loan losses by $13 and resulted in charge offs of $300 during the year ending December 31, 2011.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending December 31, 2012:

Troubled Debt Restructurings
That Subsequently Defaulted:	Number of Loans	Recorded Investment

Mortgage	1	$127

Total	1	$127

The recorded investment in loans does not include accrued interest.

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $0 and resulted in charge offs of $0 during the year ending December 31, 2012.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending December 31, 2011:

Troubled Debt Restructurings
That Subsequently Defaulted:	Number of Loans	Recorded Investment
Commercial:
Real estate	1	$25

Total	1	$25

The recorded investment in loans does not include accrued interest.

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $13 and resulted in charge offs of $300 during the year ending December 31, 2011.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s management loan committee.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. The analysis includes loans with risk ratings of Special Mention, Substandard and Doubtful. This analysis is performed on a quarterly basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. The Bank monitors credit quality on loans not rated through the loan’s individual payment performance.

As of December 31, 2012 and 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Not Rated	Pass	Special Mention	Substandard	Doubtful
December 31, 2012
Commercial:
Commercial and other	$11	$19,945	$319	$—	$—
Real estate	—	66,427	6,131	7,322	—
Five or more family	203	10,410	3,673	—	—
Construction	—	1,795	—	—	—
Land	—	4,754	755	2,986	—
Mortgage	30,121	4,077	447	2,350	—
Mortgage warehouse	137,467	—	—	—	—
Residential construction:
Construction	1,099	—	—	—	—
Land	367	—	—	—	—
Indirect auto	1,154	—	—	—	—
Home equity	12,060	115	86	59	—
Consumer and other	3,036	831	—	—	—

Total	$185,518	$108,354	$11,411	$12,717	$—

	Not Rated	Pass	Special Mention	Substandard	Doubtful
December 31, 2011
Commercial:
Commercial and other	$67	$17,500	$510	$29	$—
Real estate	16	65,136	11,658	3,605	61
Five or more family	208	13,520	3,985	—	—
Construction	—	1,079	93	—	—
Land	—	5,447	694	3,082	—
Mortgage	37,769	4,946	722	2,133	—
Mortgage warehouse	103,864	—	—	—	—
Residential construction:
Construction	2,629	—	—	—	—
Land	416	—	—	—	—
Indirect auto	2,249	—	—	—	—
Home equity	12,623	121	92	180	—
Consumer and other	3,776	921	—	—	—

Total	$163,617	$108,670	$17,754	$9,029	$61

The recorded investment in loans does not include accrued interest.

Purchased Loans:

The Company purchased loans during 2007, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The outstanding balance and carrying amount of those loans is as follows at year end:

	2012	2011
Commercial:
Commercial and other	$29	$36
Real estate	714	923
Mortgage	139	154

Outstanding balance	$882	$1,113

Carrying amount, net of allowance of $0	$851	$977

Accretable yield, or income expected to be collected, is as follows:

	2012	2011

Beginning balance	$193	$250
New loans purchased	—	—
Reclassification from nonaccretable yield	7	30
Accretion of income	(69)	(87)
Disposals	(3)	—

Ending balance	$128	$193

For those purchased loans disclosed above, the Company did not increase the allowance for loan losses during 2012 or 2011. No allowances for loan losses were reversed for the purchased loans disclosed above during 2012 or 2011.

There were no such loans purchased during 2012 or 2011.

Income is not recognized on certain purchased loans if the Company cannot reasonably estimate cash flows expected to be collected. The carrying amounts of such loans were $50 and $50 at December 31, 2012 and 2011.